Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments

Other than those, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2018 and 2019 were as follows:

	December 31, 2018		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$1,709,531	1,709,531	1,521,406	1,521,406
Financial assets at FVTOCI	6,979,925	6,979,925	7,545,171	7,545,171
Financial assets at amortized cost:
Long-term receivables	930,001	930,001	5,812	5,812
Refundable deposits	716,097	716,097	663,911	663,911

Financial liabilities:
Financial liabilities at FVTPL:
Financial liabilities held for trading	22,115	22,115	18,859	18,859
Financial liabilities at amortized cost:
Long-term borrowings (including current installments)	86,305,318	86,305,318	111,968,392	111,968,392
Guarantee deposits	816,512	816,512	785,456	785,456

Schedule of Fair Value Measurement of Assets and Liabilities on a Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2018
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	1,709,531	-	1,709,531
Financial assets at FVTOCI	6,803,900	-	176,025	6,979,925
Financial assets at amortized cost:
Long-term receivables	-	930,001	-	930,001
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	22,115	-	22,115

December 31, 2019
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	1,521,406	-	1,521,406
Financial assets at FVTOCI	7,356,501	-	188,670	7,545,171
Financial assets at amortized cost:
Long-term receivables	-	5,812	-	5,812
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	18,859	-	18,859

Schedule of Changes in Level 3 Fair Value Measurement

(4)	Reconciliation for recurring fair value measurements categorized within Level 3

For the year ended December 31, 2017
(in thousands)
Available-for-sale financial assets without quoted market prices
Balance at the beginning of the year	$193,582
Net realized/unrealized losses included in profit or loss(i)	(30,000)
Purchases	14,233
Balance at the end of the year	$177,815

(i)	Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2017 was $30,000 thousand.

	For the years ended December 31,
	2018	2019
	(in thousands)
Financial assets at FVTOCI － equity instruments without active market
Balance at the beginning of the year	$-	176,025
Adjustments on initial application of IFRS 9	177,815	-
Net gains (losses) included in other comprehensive income	9,990	(33,501)
Purchases	34,157	47,182
Disposals	(45,937)	-
Effect of exchange rate change	-	(1,036)
Balance at the end of the year	$176,025	188,670

Schedule of Changes in Level 3 Valuation Processes and Quantitative Fair Value Measurement
(5)	Description of valuation processes and quantitative disclosures for fair value measurements categorized within Level 3

Item	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTOCI–equity instruments without active market	Market approach

•   Price-Book ratio (0.99~5.2 at Dec. 31, 2018 and 0.7~2.95 at Dec. 31, 2019)

•   Price-Earnings ratio (14.69~112.13 at Dec. 31, 2018 and 7.85~31.28 at Dec. 31, 2019)

•    Discount for lack of marketability (20% at Dec. 31, 2018 and 20% ~28% at Dec. 31, 2019)

•   The higher the price-book ratio is, the higher the fair value is.

•   The higher the price-earnings ratio is, the higher the fair value is.

•   The greater degree of lack of marketability is, the lower the fair value is.